SEGMENT REPORTING (Tables)	12 Months Ended
Jun. 30, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following tables present summary information by segment for the years ended June 30, 2014 and 2013, respectively:

	For the Year Ended June 30, 2014
	Shipping Agency Service	Shipping & Chartering Services	Inland Transportation Management Services	Total
Revenues	$7,523,983	$1,937,196	$2,183,213	$11,644,392
Cost of revenues	$6,010,058	$1,291,048	$312,353	$7,613,459
Gross profit	$1,513,925	$646,148	$1,870,860	$4,030,933
Depreciation and amortization	$120,095	$875	$34,687	$155,657
Total capital expenditures	$192,434	$-	$10,818	$203,252
Total assets	$3,094,804	$425,410	$2,193,740	$5,713,954

	For the Year Ended June 30, 2013
	Shipping Agency Service	Shipping & Chartering Services	Inland Transportation Management Services	Total
Revenues	$17,331,759	$-	$-	$17,331,759
Cost of revenues	$15,402,743	$-	$-	$15,402,743
Gross profit	$1,929,016	$-	$-	$1,929,016
Depreciation and amortization	$198,825	$-	$-	$198,825
Total capital expenditures	$67,116	$-	$-	$67,116
Total assets	$7,536,205	$-	$-	$7,536,205